Geographical Information (Details) - Schedule of Revenues - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Geographical Information (Details) - Schedule of Revenues [Line Items]
Revenues	[1]	$ 146,366	$ 142,428
Canada [Member]
Geographical Information (Details) - Schedule of Revenues [Line Items]
Revenues	[1]	104,434	112,106
USA [Member]
Geographical Information (Details) - Schedule of Revenues [Line Items]
Revenues	[1]	15,966	25,095
Argentina [Member]
Geographical Information (Details) - Schedule of Revenues [Line Items]
Revenues	[1]	19,050	1,455
Paraguay [Member]
Geographical Information (Details) - Schedule of Revenues [Line Items]
Revenues	[1]	$ 6,916	$ 3,772

[1]	Revenues are presented based on the geographical contribution of computational power used for hashing calculations (measured by hashrate) or sales to external customers. During the years ended December 31, 2023 and 2022, the Company earned 97% and 98% of its revenues, respectively, from one Mining pool. The Company has the ability to switch Mining Pools or to mine independently at any time.